Expense Example, No Redemption - George Putnam Balanced Fund - Class C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	1,005
Expense Example, No Redemption, 10 Years	$ 2,013